Summary of Significant Accounting Policies - Accounts Receivable and Concentration of Credit Risk (Details Textual)	12 Months Ended
	Dec. 31, 2014 customer	Dec. 31, 2013 customer
Accounting Policies [Abstract]
Accounts receivable, number of major customers (customers)	2	2
Accounts receivable, major customer (percentage)		23.00%
Revenue, number of major customer (customers)	1
Revenue, major customer (percentage)	10.00%	12.00%